RELATED PARTIES	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTIES
12. RELATED PARTIES
Successor
On November 9, 2021, in connection with the consummation of the Business Combination, the Company, EverArc and the EverArc Founder Entity entered into an Assignment and Assumption Agreement (the “Founder Assignment Agreement”) pursuant to which the Company assumed, and agreed to pay, perform, satisfy and discharge in full, all of EverArc’s liabilities and obligations under the Founder Advisory Agreement.
In exchange for the services provided to the Company, including strategic and capital allocation advice, the EverArc Founder Entity is entitled to receive both the Variable Annual Advisory Amount and the Fixed Annual Advisory Amount from the Company, each as described below:

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Variable Annual Advisory Amount
. Effective upon the consummation of the Business Combination through December 31, 2031, and once the average price (as defined in the Founder Advisory Agreement) per ordinary share of the Company is at least $10.00 for ten consecutive trading days, the Variable Annual Advisory Amount will be equal in value to:

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in the first year in which the Variable Annual Advisory Amount is payable, (x) 18% of the increase in the market value of one ordinary share of the Company over $10.00 (such increase in market value, the “Payment Price”) multiplied by (y) 157,137,410 ordinary shares, the Founder Advisory Agreement Calculation Number; and

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in the following years in which the Variable Annual Advisory Amount may be payable (if at all), (x) 18% of the increase in Payment Price over the previous year Payment Price multiplied by (y) 157,137,410 ordinary shares, the Founder Advisory Agreement Calculation Number.

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Fixed Annual Advisory Amount.
Effective upon the consummation of the Business Combination through December 31, 2027, the Fixed Annual Advisory Amount will be equal to 2,357,061 ordinary shares (1.5% of the 157,137,410 ordinary shares, the Founder Advisory Agreement Calculation Number).

For 2021, the average price was $13.63 per PSSA Ordinary Share, resulting in a total Variable Annual Advisory Amount for 2021 of 7,525,906 ordinary shares, or a value of $102.5 million (the “2021 Variable Amount”). The EverArc Founder Entity also received the Fixed Annual Advisory Amount which was equal to 1.5% of 157,137,410 ordinary shares outstanding on the Closing Date: 2,357,061 ordinary shares or a value of $32.1 million, based on average price of $13.63 per PSSA Ordinary Share (the “2021 Fixed Amount” and together with the 2021 Variable Amount, the “2021 Advisory Amounts”). Per the Founder Advisory Agreement, the EverArc Founder Entity elected to receive approximately 60% of the 2021 Advisory Amounts in ordinary shares (5,952,992 ordinary shares) and approximately 40% of the Advisory Amounts in cash ($53.5 million).
The Founder Advisory Agreement can be terminated at any time (i) by the EverArc Founder Entity if the Company ceases to be traded on the NYSE; or (ii) by the EverArc Founder Entity or the Company if there is (A) a Sale of the Company (as defined in the Founder Advisory Agreement) or (B) a liquidation of the Company.
Subject to certain limited exceptions, the EverArc Founder Entity’s liability for losses in connection with the services provided is excluded and the Company will have agreed to indemnify the EverArc Founder Entity and its affiliates in relation to certain liabilities incurred in connection with acts or omissions by or on behalf of the Company or the EverArc Founder Entity. If the Founder Advisory Agreement is terminated under (i) or (ii)(A), the Company will pay the EverArc Founder Entity an amount in cash equal to: (a) the Fixed Annual Advisory Amount for the year in which termination occurs and for each remaining year of the term of the agreement, in each case at the Payment Price; and (b) the Variable Annual Advisory Amount that would have been payable for the year of termination and for each remaining year of the term of the agreement. In each case the Payment Price in the year of termination will be calculated on the basis of the Payment Year ending on the trading day immediately prior to the date of termination, save that in the event of a Sale of the Company, the

Payment Price will be calculated on the basis of the amount paid by the relevant third party (or cash equivalent if such amount is not paid in cash). For each remaining year of the term of the agreement the Payment Price in each case will increase by 15% each year. No account will be taken of any Payment Price in any year preceding the termination when calculating amounts due on termination. Payment will be immediately due and payable on the date of termination of the Founder Advisory Agreement.
As of December 31, 2021, the Company used a Monte Carlo simulation model to calculate the fair value of the Variable Annual Advisory Amount. The Company calculated the fair value of the Fixed Annual Advisory Amounts using the closing price of PSSA’s Ordinary Shares as of December 31, 2021. These approaches resulted in fair values of $213.3 million ($99.0 million classified as equity and $114.3 million classified as a liability) for the Fixed Annual Advisory Amount and $439.7 million ($188.2 million classified as equity and $251.5 million classified as a liability) for the Variable Annual Advisory Amount, of which 50% may be paid in cash and recorded as a liability and the remaining 50% would be settled in PSSA Ordinary Shares. As of the Business Combination date, the fair value of the Fixed Annual Advisory Amount was $198.0 million ($99.0 million classified as equity and $99.0 million classified as a liability) and the fair value of the Variable Annual Advisory Amount was $376.4 million ($188.2 million classified as equity and $188.2 million classified as a liability). While the entire instrument is subject to the fair value calculation described above, the amount classified and recorded as equity remains consistent while the amount classified and recorded as a liability is updated each period.
Notwithstanding that the fixed and variable advisory amounts will be paid out over six years and ten years, respectively, the Company has accrued the full amount of the payments because, the Company believes that, as a result of the consummation of the Business Combination, it has incurred an obligation equal to the present value of the entire amount of both the variable and fixed annual advisory amounts. The 2021 Advisory Amounts of $134.7 million was disbursed, 60% in PSSA Ordinary Shares and 40% in cash, to the EverArc Founder Entity on February 15, 2022.
In addition, the Management Subscribers were granted an aggregate of 1,104,810 PSSA Ordinary Shares at $10.00 per share as consideration and the Director Subscribers purchased an aggregate of 200,000 PSSA Ordinary Shares at $10.00 per share in connection with the closing of the Business Combination. Certain officers of the Company entered into non-compete
agreements that placed restrictive employment covenants on them for a period of three years following the Closing Date.
The Company continues to have a purchase and sales agreement with the former owners of the original Invictus business (the “Sellers”) for specific raw materials. In the Successor Period, the Company sold raw materials at cost of $3.3 million to the Sellers. The Company also paid $0.1 million to lease real property from the sellers of Ironman in the Successor Period.
Predecessor
In the 2021 Predecessor Period, 2020 Predecessor Period and 2019 Predecessor Period, $0.9 million, $2.7 million and $9.2 million, respectively, was purchased from the Sellers in the ordinary course of business. Additionally, in the 2021 Predecessor Period, 2020 Predecessor Period and 2019 Predecessor Period the Company sold raw materials at cost of $11.7 million, $6.4 million and $6.7 million, respectively to the Sellers. Sales of raw materials are recorded net as “the agent” since the Company does not have the following: a) primary responsibility for fulfilling the promise to provide the specified good, b) inventory risk before the specified good is transferred to the customer, or c) discretion in establishing the prices for the specified good. This related party transaction is not at arm’s length.
The Company entered into a transition services agreement (“TSA”) during 2018 with the Sellers to provide certain functional and infrastructure support for supply chain, information technology, human resources, finance and accounting, and other miscellaneous services for a period of time until the Company transitioned over such services. The Company paid $0.3 million in total fees under the TSA in the 2019 Predecessor Period, which is presented in selling, general, and administrative expenses in the consolidated statements of operations and comprehensive income (loss). The TSA arrangement ceased during the 2019 Predecessor Period and, as such, no further fees have been paid.
SK Capital Partners
IV-A,
L.P. and SK Capital Partners
IV-A,
L.P. (collectively, the “Sponsor”) provided board oversight, operational and strategic support, and assistance with business development in return for a quarterly management fee. Total management consulting fees and expenses were $1.1 million, $1.3 million and $1.4 million for the 2021 Predecessor Period and 2020 Predecessor Period and 2019 Predecessor Period, respectively, and are presented in other operating expenses in the consolidated statements of operations and comprehensive income (loss).
The Company entered into multiple lease arrangements for real property with the sellers of Ironman in 2019 that the Company continues to occupy post-acquisition. The Company paid $0.3 million, $0.4 million and $0.3 million in rent and related expenses during the 2021 Predecessor Period, 2020 Predecessor Period and 2019 Predecessor Period, respectively. Additionally, in the 2019 Predecessor Period, the Company purchased $1.7 million in goods and services in the normal course of business from the sellers.